Note 3 - Securities (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 3 - Securities (Details) [Line Items]
Available-for-sale Securities Pledged as Collateral	$ 34,271,000	$ 42,139,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	160
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year	13
Available-for-sale Securities, Gross Realized Gains	134,848	293,226	897,086
Income Tax Expense (Benefit)	1,240,000	1,071,000	102,000
Available-for-sale Securities, Gross Realized Losses	671	25,713	322
Realized Gains on Sale of Securities [Member]
Note 3 - Securities (Details) [Line Items]
Income Tax Expense (Benefit)	45,848	99,697	305,009
Realized Losses on Sale of Securities [Member]
Note 3 - Securities (Details) [Line Items]
Income Tax Expense (Benefit)	$ 228	$ 8,742	$ 109